Organization and Description of Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1. Organization and Description of Business
Finance of America Companies Inc. ("FoA," "Company," or "Successor") was incorporated in Delaware on October 9, 2020. FoA is a financial services holding company which, through its operating subsidiaries, is a modern retirement solutions platform that provides customers with access to an innovative range of retirement offerings centered on the home, including reverse mortgages and home improvement loans as well as home-sharing services. In addition, FoA offers capital markets and portfolio management capabilities to optimize distribution to investors.
FoA has a controlling financial interest in Finance of America Equity Capital LLC ("FoA Equity" or "Predecessor"). FoA Equity owns all of the outstanding equity interests in Finance of America Funding LLC ("FOAF"). FOAF wholly owns Finance of America Holdings LLC ("FAH") and Incenter LLC ("Incenter" and collectively, with FoA Equity, FOAF, and FAH, known as "holding company subsidiaries").
The Company, through its FAH holding company subsidiary, operates two lending companies, Finance of America Reverse LLC ("FAR") and Finance of America Mortgage LLC ("FAM"). Through FAR, the Company originates, purchases, sells, and securitizes home equity conversion mortgages, which are insured by the Federal Housing Administration ("FHA"), and non-agency reverse mortgages. Through FAM, the Company originates or acquires secured and unsecured home improvement loans or receivables. The Company, through its Incenter holding company subsidiary, has operating service companies (the "operating service subsidiaries" and together with the operating lending subsidiaries, the "operating subsidiaries") which provide capital markets and portfolio management capabilities such as secondary markets advisory services, mortgage trade brokerage, and capital management services. Incenter operates a foreign branch in the Philippines for fulfillment transactional support.
Organizational Updates
On October 20, 2022, the Board of Directors (the "Board") of the Company authorized a plan to discontinue the operations of the Company’s previously reported Mortgage Originations segment, other than the Home Improvement channel (the "Disposition"). The Disposition commenced in the fourth quarter of 2022 and was completed on February 28, 2023. The operations of the Home Improvement channel are now reported as part of the Company's Retirement Solutions segment. Refer to Note 3 - Discontinued Operations and Note 38 - Subsequent Events for additional information.
On December 6, 2022, the Company entered into an asset purchase agreement with American Advisors Group, now known as Bloom Retirement Holdings Inc. ("AAG/Bloom"). Also on December 6, 2022, concurrently with the execution of the asset purchase agreement, FAR entered into a Servicing Rights Purchase and Sale Agreement (the "MSR Purchase Agreement") and a Loan Sale Agreement (the "Mortgage Loan Purchase Agreement" and collectively with the asset purchase agreement and MSR Purchase Agreement, the "AAG Transaction") with AAG/Bloom. The AAG Transaction closed on March 31, 2023. Refer to Note 38 - Subsequent Events for additional information.
On February 1, 2023, the Company's indirect subsidiary, Incenter, entered into an agreement to sell one hundred percent of (i) the issued and outstanding shares of capital stock of Agents National Title Holding Company ("ANTIC"), a direct subsidiary of Incenter and an indirect subsidiary of the Company, and (ii) the issued and outstanding membership interests of Boston National Holdings LLC ("BNT"), a direct subsidiary of Incenter and an indirect subsidiary of the Company. The closing of the ANTIC and BNT sale was completed on July 3, 2023. The Company has historically included the operations of ANTIC and BNT in its previously reported Lender Services operating segment. On March 30, 2023, the FoA Equity Board authorized a plan to sell assets making up the remainder of the Company's previously reported Lender Services operating segment, with the exception of its Incenter Solutions LLC operating service subsidiary. The operations of Incenter Solutions LLC are now reported as part of the Company's Corporate and Other segment. The Company sold the remainder of the assets on June 30, 2023. Refer to Note 3 - Discontinued Operations and Note 38 - Subsequent Events for additional information.
On February 19, 2023, the Company's indirect subsidiary, FAH, entered into an agreement to sell certain commercial originations operational assets of FAM, operating under Finance of America Commercial ("FACo"). This transaction closed on March 14, 2023. The Company has historically included the commercial originations operations of FACo in its previously reported Commercial Originations operating segment. Refer to Note 3 - Discontinued Operations and Note 38 - Subsequent Events for additional information.
In 2022 and 2023, the Company reevaluated the business strategy and implemented a series of transformational actions to restructure the organization into a modern retirement solutions platform. This plan included the wind-down of the previously reported Mortgage Originations segment and sale of the previously reported Commercial
Originations and Lenders Services segments. To more closely align with the business strategy, the Company restructured the reporting segments into the following: Retirement Solutions, Portfolio Management and Corporate and Other. The segment disclosures have been restated to reflect the new structure. Refer to Note 30 - Business Segment Reporting for additional information.